UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [  ];     Amendment Number: ___
This Amendment (Check only one):     [   ] is a restatement.
                                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Sloane Robinson LLP
Address: 20 St Dunstan's Hill, London, EC3R 8ND

Form 13F File Number: 28-12596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tanya Farrell

Title:     Head of Legal and Compliance

Phone:     +44 207 929 2771


Signature, Place, and Date of Signing:


/s/ Tanya Farrell            London, England            1st February 2012
-----------------            ---------------            -----------------
Signature                    City, State                Date

Report Type     (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                nil

Form 13F Information Table Entry Total:           22

Form 13F Information Table Value Total:           $169,326
                                                  (thousands)

                              SLOANE ROBINSON LLP

                           Form 13F Information Table


                                                                       SHRS or
                                                             Value       PRN     Put/   Investment   Other   Voting Authority
Name                          Title of Class     CUSIP      x$1000   PRN AMOUNT  Call   Discretion  Managers  Sole   Shared   None
----------------------------  ----------------  ---------  -------   ----------  ----   ----------  --------  ----   ------   ----
AIRMEDIA GROUP INC            SPONSORED ADR     009411109     6,113   1,721,858   SH       SOLE           1,721,858
AMERICA MOVIL SAB DE CV       SPON ADR L SHS    02364W105     2,018      87,000   SH       SOLE              87,000
APPLE INC                     COM               037833100    10,733      26,100   SH       SOLE              26,100
BANCOLOMBIA S A               SPON ADR PREF     05968L102       121       2,000   SH       SOLE               2,000
BARCLAYS BANK PLC             ETN DJUBS AGRI37  06739H206       171       4,900   SH       SOLE               4,900
BONA FILM GROUP LTD           SPONSORED ADS     09777B107       858     215,500   SH       SOLE             215,500
CHINA UNICOM (HONG KONG) LTD  SPONSORED ADR     16945R104     2,387     110,800   SH       SOLE             110,800
COMPANHIA DE BEBIDAS DAS AME  SPON ADR PFD      20441W203    41,235   1,134,400   SH       SOLE           1,134,400
FOCUS MEDIA HLDG LTD          SPONSORED ADR     34415V109     3,191     154,940   SH       SOLE             154,940
FOMENTO ECONOMIC MEXICAN S    SPON ADR UNITS    344419106    31,644     450,900   SH       SOLE             450,900
GIANT INTERACTIVE GROUP INC   ADR               374511103     1,082     263,900   SH       SOLE             263,900
ISHARES TR                    MSCI EMERG MKT    464287234     2,688      68,745   SH       SOLE              68,745
MARKET VECTORS ETF TR         AGRIBUS ETF       57060U605       165       5,300   SH       SOLE               5,300
MOBILE TELESYSTEMS OJSC       SPONSORED ADR     607409109        45       3,000   SH       SOLE               3,000
NATIONAL OILWELL VARCO INC    COM               637071101    10,808     152,500   SH       SOLE             152,500
NEW ORIENTAL ED & TECH GRP I  SPON ADR          647581107    19,952     839,736   SH       SOLE             839,736
NEWS CORP                     CL A              65248E104     7,894     430,200   SH       SOLE             430,200
SK TELECOM LTD                SPONSORED ADR     78440P108     1,501     108,700   SH       SOLE             108,700
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR     874039100     1,805     136,100   SH       SOLE             136,100
TELEFONICA BRASIL SA          SPON ADR ADDED    87936R106     7,691     271,300   SH       SOLE             271,300
VIRGIN MEDIA INC              COM               92769L101     4,192     227,300   SH       SOLE             227,300
YUM BRANDS INC                COM               988498101    13,032     222,500   SH       SOLE             222,500
